Shareholders' Equity - Additional Information (Details) - USD ($)				6 Months Ended
	Mar. 31, 2023	Sep. 14, 2022	Mar. 10, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Number of shares authorized				35,000,000,000		15,000,000,000
Proceeds from sale of ADS				$ 3,501,757	$ 12,366,469
Nominal value of ADS (in per warrant ADS)				$ 0.0001		$ 0.0001
Unrecognized compensation				$ 3.0
Weighted average period				2 years 10 months 24 days
Registered direct offering
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)			372,042
Price per share			$ 24.00
Proceeds from sale of ADS			$ 8,900,000
Registered direct offering | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)			186,020
Exercise price of warrant			$ 28.00
Expiration term of warrants				5 years
Registered direct offering | Placement agent
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)			14,882
Amount paid for placement agent fees and expenses			$ 800,000
Exercise price of warrant			$ 30.00
Registered direct offering | American Depositary Shares
Class of Stock [Line Items]
Aggregate ADSs issued (in shares)	1,333,333	755,000
Price per share	$ 3.00	$ 17.00
Proceeds from sale of ADS	$ 4,000,000.0	$ 12,800,000
Amount paid for placement agent fees and expenses	$ 500,000
Registered direct offering | American Depositary Shares | Series A warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)		755,000
Share issue price (in dollars per ADS)		$ 17.00
Registered direct offering | American Depositary Shares | Series B warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares)		755,000
Share issue price (in dollars per ADS)		$ 17.00